Investments - Schedule of Investments (Details) - USD ($)		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Short-term investments:
Fixed deposit receipt	[1]	$ 1,557,104
Convertible debt instrument	[2]		685,307
Total short-term investments		1,557,104	685,307
Long-term investments:
Investments accounted for using the equity method	[3]	13,156,407	8,703,744
Investments without readily determinable FVs	[4]	6,478,086	3,486,790
Total long-term investments		19,634,493	12,190,534
Impairment loss of long-term equity investments		(3,369,718)
Total long-term investments, net		16,264,775	12,190,534	$ 2,101,519
Total investments		$ 17,821,879	$ 12,875,841

[1]	On December 21, 2023, the Company purchased a fixed deposit receipt of $1,500,000 within one year term, deposited in a bank in PRC. The fixed deposit receipt is measured at amortized cost, which is classified as held-to-maturity debt investments. On December 29, 2023, the Company obtained a loan facility, secured by this certificate of deposit (Note 14). For the year ended September 30, 2024, the Company recognized interest income of $57,104, which will be received upon maturity.
[2]	Convertible debt instrument was issued by a private company and is redeemable at the Company’s option. The convertible debt instrument is due on June 17, 2024, bearing an interest of 6% and is carried at FV, which is based on the exit price. For the years ended September 30, 2022, 2023 and 2024, there was $43,188, $42,533 and $41,642 interest income recognized in earnings and no unrealized gain or loss from the changes in FVs recognized in accumulated other comprehensive loss. On March 31, 2024, the Company issued a redemption notice of the convertible debt instrument to the issuer, opting for redemption and requesting repayment of $692,492, which was fully repaid on December 20, 2024.
[3]	In March 2023, the Company acquired 25% equity interest of Linyi Xing Caitong New Energy Partnership for $6,853,070 which was subsequently accounted for using the equity method. In September 2024, the Company paid $4,075,467 to acquire 40% equity interest of Shanghai Mingli New Energy Technology Co., Ltd..
[4]	In September 2022 and February 2023, the Company acquired 6% equity interest of Chongqing Chenglu Technology Co., Ltd. (“Chongqing Chenglu”) and 10% equity interest of Changzhou Huiyu Yidian Venture Capital Co., Ltd. (“Changzhou Huiyu”) for $3,479,252 and $7,538, respectively. In January 2024, the Company acquired 3.6554% equity interest of Yueneng Silicon Industry (Hangzhou) Partnership Enterprise (Limited Partnership) for $2,849,977. The Company invested in these investees as strategic investments to seize future market opportunities in the new energy industry. The Company has neither significant influence nor control over the investee and recognized investment as investment without readily determinable FV.